Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current tax
Deferred tax	$ (159)	$ (155)	$ (567)
Effective tax	110	255	(165)
PRC [Member]
Current tax
Current tax	143	164	249
Macau [Member]
Current tax
Current tax	$ 126	$ 246	$ 153